UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Scopus Advisors, LLC

Address:  153 East 53rd Street, 26th Floor
          New York, NY 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexander Mitchell
Title:  Managing Member
Phone:  (212) 446-2400


Signature, Place and Date of Signing:


/s/ Alexander Mitchell              New York, NY              February 23, 2005
----------------------              ------------              -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $141,304
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number              Name

1                                     Scopus Partners, LP

                                              FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2        Column 3     Column 4           Column 5       Column 6  Column 7     Column 8
                                                             VALUE     SHR/PRN         PUT/    INV.              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      ($'000)      AMT     SHRS  CALL    DISC.   OTH.MGR  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                     COM             008916108     2,519     149,500   SH            SHARED   1             149,500
BANK OF AMERICA CORPORATIO     COMMON          060505104     6,109     130,000   SH            SHARED   1             130,000
BANK OF NEW YORK CO INC        COMMON          064057102     6,771     202,600   SH            SHARED   1             202,600
CATERPILLAR INC                COMMON          149123101     5,119      52,500   SH            SHARED   1              52,500
CROMPTON CORP                  COMMON          227116100       354      30,000   SH            SHARED   1              30,000
COLONIAL BANCGROUP INC         COMMON          195493309     3,185     150,000   SH            SHARED   1             150,000
CASCADE MICROTECH INC          OTC IS          147322101     1,088      81,000   SH            SHARED   1              81,000
DELTA AIR LINES INC            COMMON          247361108     1,010     135,000   SH            SHARED   1             135,000
DOW CHEMICAL CO                COMMON          260543103    16,526     333,800   SH            SHARED   1             333,800
EASTMAN CHEMICAL CO            COMMON          277432100       629      10,900   SH            SHARED   1              10,900
GLATFELTER P H CO              COMMON          377316104     2,301     150,600   SH            SHARED   1             150,600
CORNING INC                    COMMON          219350105     1,009      85,700   SH            SHARED   1              85,700
HEXCEL CORP                    COMMON          428291108     1,831     126,300   SH            SHARED   1             126,300
INDEPENDENCE CMNTY BK CORP     COMMON          453414104     1,047      24,600   SH            SHARED   1              24,600
INNOVO GROUP INC NEW           COM PAR $0.01   457954600        89      35,000   SH            SHARED   1              35,000
LYONDELL PETROCHEMICAL  CO     COMMON          552078107    16,299     563,600   SH            SHARED   1             563,600
MERRILL LYNCH & CO INC         COMMON          590188108     1,195      20,000   SH            SHARED   1              20,000
NATIONAL CITY CORP             COMMON          635405103     2,088      55,600   SH            SHARED   1              55,600
NEW CENTURY FINANCIAL CORP     COMMON          6435EV108     2,416      37,800   SH            SHARED   1              37,800
NALCO CHEMICAL CO              COMMON          62985Q101       355      18,200   SH            SHARED   1              18,200
OWENS ILLINOIS INC NEW         COMMON          690768403     4,870     215,000   SH            SHARED   1             215,000
PNC BANK CORP                  COMMON          693475105     2,602      45,300   SH            SHARED   1              45,300
POLYONE CORP                   COMMON          73179P106     1,795     198,100   SH            SHARED   1             198,100
PACTIV CORP                    COMMON          695257105     3,247     128,400   SH            SHARED   1             128,400
RADIAN GROUP INC               COMMON          750236101     2,433      45,700   SH            SHARED   1              45,700
RHODIA                         SPONADR         762397107     1,818     673,200   SH            SHARED   1             673,200
SOVEREIGN BANCORP INC          OTC IS          845905108     2,550     113,100   SH            SHARED   1             113,100
SWIFT TRANSPORTATION CO        COMMON          870756103       698      32,500   SH            SHARED   1              32,500
TARGET CORP                    COMMON          87612E106     6,159     118,600   SH            SHARED   1             118,600
WACHOVIA CORP 2ND NEW COMM     COMMON          929903102    13,687     260,200   SH            SHARED   1             260,200
WESTLAKE CHEM CORP             COMMON          960413102    16,660     498,800   SH            SHARED   1             348,800
WELLMAN INC                    COMMON          949702104     5,419     506,900   SH            SHARED   1             506,900
WINTRUST FINANCIAL CORP        COM             97650W108       279       4,900   SH            SHARED   1               4,900
USX-U S STEEL GROUP            COMMON          912909108     5,904     115,200   SH            SHARED   1             115,200
YORK INTERNATIONAL CORP NE     COMMON          986670107     1,243      36,000   SH            SHARED   1              36,000




22131.0001 #548822